ORGANIZATION	12 Months Ended
Dec. 31, 2014
ORGANIZATION [Abstract]
ORGANIZATION
1.    ORGANIZATION
New Senior Investment Group Inc. (“New Senior” or “the Company”) invests in a diversified portfolio of senior housing properties across 27 states in the United States. The Company was formed as Newcastle Senior Living Holdings LLC, a Delaware limited liability company, in 2012 and converted to a Delaware corporation on May 30, 2014 and changed its name to New Senior Investment Group Inc. on June 16, 2014.

On November 6, 2014, the spin-off of New Senior was completed with the distribution of all of the outstanding shares of New Senior to the holders of Newcastle Investment Corp. (“Newcastle”) common stock. Newcastle was the sole stockholder of the Company until the spin-off. Following the spin-off, New Senior is a separate publicly traded Real Estate Investment Trust (“REIT”) primarily focused on investing in senior housing properties and listed on the New York Stock Exchange (“NYSE”) under the symbol “SNR.” The Company is headquartered in New York, New York.

New Senior has been operating so as to qualify as a REIT for U.S. federal income tax purposes for the tax year ending December 31, 2014. As such, New Senior will generally not be subject to U.S. federal corporate income tax on that portion of its net income that is distributed to stockholders if it distributes at least 90% of its REIT taxable income to its stockholders by prescribed dates and complies with various other requirements.

The Company has invested in 100 senior housing properties as of December 31, 2014 and operates in two reportable segments: (1) Managed Properties and (2) Triple Net Lease Properties.

Managed Properties – The Company has engaged property managers to manage 43 of its properties on a day-to-day basis under the Managed Properties segment. These properties consist of four dedicated independent living facilities (“IL-only”) and 39 properties with a combination of assisted living/memory care (“AL/MC”) facilities. The Company’s Managed Properties are managed by Holiday Acquisition Holdings LLC (“Holiday”), a portfolio company that is majority owned by private equity funds managed by an affiliate of FIG LLC (the “Manager”), a subsidiary of Fortress Investment Group LLC (“Fortress”), FHC Property Management LLC (together with its subsidiaries, “Blue Harbor”), an affiliate of the Manager, or Jerry Erwin Associates, Inc. (“JEA”), collectively, the “Property Managers,” under property management agreements (the “Property Management Agreements”). Under the Property Management Agreements, the Property Managers are responsible for the day-to-day operations of the Company’s senior housing properties and are entitled to a management fee in accordance with the terms of the Property Management Agreements.

The Company has entered into long-term property management agreements for its managed properties with Blue Harbor, Holiday and JEA. Blue Harbor and Holiday’s property management agreements have initial ten-year terms, with successive, automatic one-year renewal periods. JEA’s property management agreement has an initial five-year term, with successive, automatic one-year renewal periods. Under these agreements, the Company pays monthly property management fees. For AL/MC properties managed by Blue Harbor and Holiday, the Company pays management fees equal to 6% of effective gross income for the first two years and 7% thereafter. For IL-only properties managed by Blue Harbor and Holiday, the Company pays management fees equal to 5% of effective gross income. The Company pays management fees equal to 5% of gross revenues for the property managed by JEA.

Triple Net Lease Properties – As of December 31, 2014, the Company has also invested in 57 properties (the “Holiday Portfolios” and the LCS Portfolio, as defined in Note 3) subject to triple net lease arrangements under the Triple Net Lease Properties segment. These properties consist of 52 IL-only properties, four Continuing Care Retirement Communities (“CCRC”) properties and one AL/MC property. In a triple net lease arrangement, the Company purchases property and leases it back to the seller or to a third party, and the lessee agrees to operate and maintain the property at its own expense, including repairs, maintenance, capital expenditures, utilities, taxes, insurance and the payroll expense of property-level employees. The Company’s triple net lease agreements have initial terms of approximately 15 or 17 years and include renewal options and periodic rent increases ranging from 2.5% to 4.5% in future years.